Contingent liabilities and legal proceedings - Tax (Details) $ in Millions	Dec. 31, 2025 USD ($)
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	$ 951
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	115
Receivable for protest payments, corporate taxes	103
Receivable for protest payments, indirect taxes	12
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	$ 89